The Business - Values of purchase consideration, assets acquired, and liabilities assumed from reverse-merger and merger (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2020
Red Cat Propware, Inc.
Cash	$ 24,704	$ 24,704
Goodwill	93,050	93,050
Total	$ 117,754	$ 117,754
Merger Agreement with Rotor Riot, LLC
Purchase Price
Shares issued	1,820,114	1,820,114
Promissory note issued	$ 175,000	$ 175,000
Total Purchase Price	1,995,114	1,995,114
Assets Acquired
Cash	21,623	21,623
Accounts receivable	28,500	28,500
Other assets	3,853	3,853
Inventory	127,411	127,411
Trademark	20,000	20,000
Goodwill	2,373,023	2,373,023
Total assets acquired	2,574,410	2,574,410
Liabilities Assumed
Accounts Payable and accrued expenses	171,651	171,651
Notes payable	209,799	209,799
Due to Related Party	197,846	197,846
Total liabilities assumed	579,296	579,296
Net assets acquired	$ 1,995,114	$ 1,995,114
Fat Shark Acquisition
Purchase Price
Shares issued	6,351,076
Promissory note issued	$ 1,753,000
Cash	250,000
Total Purchase Price	8,354,076
Assets Acquired
Cash	201,632
Accounts receivable	249,159
Other assets	384,232
Inventory	223,380
Goodwill	7,600,260
Total assets acquired	8,658,663
Liabilities Assumed
Accounts Payable and accrued expenses	279,393
Customer Deposits	25,194
Total liabilities assumed	304,587
Net assets acquired	$ 8,354,076